Shareholder Report, Average Annual Return (Details) - Institutional Class	12 Months Ended				28 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	Jan. 19, 2022	May 31, 2024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	5/31/24	5/31/23	5/31/22	1/19/22
Average Annual Return, Percent	21.23%				7.71%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%				8.39%
C B O E S And P 500 Buy Write Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%				2.88%